SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS

16. SHARE-BASED PAYMENTS

In March 2024, the Company established the Logistic Properties of the Americas 2024 Equity Incentive Plan (“2024 Plan”) for all employees of the Company whereby LPA may grant options, restricted stock, restricted stock units, stock appreciation rights and other equity-based awards to attract and maintain key company personnel including directors, officers, employees, consultants, and advisors.

Restricted Stock Units (“RSUs”)

Under the 2024 Plan, the Company granted RSUs to certain senior executives and board of directors who were previously employed by LLP and continued employment with LPA after the Business Combination, certain departing board of directors of LLP and certain newly hired senior executives and board of directors at LPA.

Each RSU represents the right for the employee to receive one LPA ordinary share upon vesting and settlement. No amounts are paid or payable to LLP by the recipient on the receipt of the RSUs. The RSUs carry neither rights to dividends nor voting prior to vesting or delivery of the underlying LPA ordinary shares. The Company’s board has a discretion to settle the RSUs in cash or shares but the Company has no intention of settling the RSUs in cash, and given that this is the first time the Company has granted RSUs, the Company does not have a past practice of cash settlement. The Company accounts for the RSUs as equity-settled awards.

The Company granted a total of 97,500 RSUs to former LLP and current LPA board of directors that were fully vested upon grant; however, the delivery of the underlying ordinary shares will occur at a future date based solely on the passage of time. The grant date fair value of these awards accounts for the impact of the delayed delivery schedules and compensation cost for these awards recognized immediately upon grant. The Company also granted 319,000 RSUs to former LLP and current LPA senior executives. Of those RSUs, 121,000 shares shall vest in equal annual increments over a 3-year service vesting period and compensation cost is recognized using the accelerated attribution method. The remaining 198,000 RSUs shall cliff vest at the end of a three-year service vesting period, and compensation cost is recognized ratably over the vesting period.

RSUs are measured at grant date fair value by reference to the traded price of LPA’s ordinary shares. The Company does not expect to declare any dividends in the near future. Therefore, no expected dividends were incorporated into the measurement of the grant date fair value. The RSUs have a grant date of May 12, 2024, with a weighted average grant date fair value of $9.70 with a total grant date fair value of $1,140,218 for all RSUs. For the three and six months ended June 30, 2024, the Company recognized share-based payment expense related to the RSUs of $1,140,218 in the condensed consolidated interim statements of profit or loss and other comprehensive income (loss).

Details of the RSUs outstanding during the period are as follows:

		Number of RSUs

	Non-vested at December 31, 2023	—
	Granted	416,500
(a)	Vested	(97,500)
	Forfeited	—
	Non-vested at June 30, 2024	319,000

(a)	Director Transaction and Retention RSUs – 97,500 RSUs granted to former LLP and current LPA board of directors were legally vested upon grant. However, the delivery of the underlying ordinary shares is subject to delayed delivery schedules, and therefore, these RSUs remain unsettled as of June 30, 2024. As the grantees do not have any shareholder rights until the ordinary shares are physically delivered, the shares shall be excluded from the basic earnings per share denominator.

There was no RSU activity under the 2024 Plan in prior periods and the Company did not enter into any other types of share-based payment arrangements.